COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of undiscounted future lease obligations
Lease Commitments
Less than 1 year	1-3 years	3-5 years	Total
$345,496	$888,574	$-	$1,234,070

Schedule of Undiscounted minimum lease commitments
Undiscounted minimum lease commitments	$1,234,070
Present value adjustment using incremental borrowing rate	(231,835)
Lease liabilities	$1,002,235

Schedule of undiscounted future lease obligations
Lease Commitments
as of December 31, 2023
Less than 1 year	1-3 years	3-5 years	Total
$369,849	$1,059,423	$89,038	$1,518,310

Schedule of Undiscounted minimum lease commitments
Undiscounted minimum lease commitments	$1,518,310
Less: Imputed Interest	(330,476)
Lease liabilities	$1,187,834